Share-Based Compensation - Summary of Restricted Shares Units Granted (Details) - Restricted Shares Units - 2023 Share Incentive Plan II	6 Months Ended
Jun. 30, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ADS Outstanding, Beginning Balance | shares	1,215,762
Number of ADS Outstanding, Granted | shares	1,579,450
Number of ADS Outstanding, Vested | shares	(2,023,328)
Number of ADS Outstanding, Forfeited | shares	(5,514)
Number of ADS Outstanding, Ending Balance | shares	766,370
Weighted Average Grant Date Fair Value (Per ADS), Beginning Balance | $ / shares	$ 2.04
Weighted Average Grant Date Fair Value (Per ADS), Granted | $ / shares	1.21
Weighted Average Grant Date Fair Value (Per ADS), Vested | $ / shares	1.39
Weighted Average Grant Date Fair Value (Per ADS), Forfeited | $ / shares	2.04
Weighted Average Grant Date Fair Value (Per ADS), Ending Balance | $ / shares	$ 2.03